Segment analysis - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment analysis
Revenue	$ 5,497	$ 4,908	$ 4,812
Europe
Segment analysis
Revenue	2,307	2,161	2,030
Americas
Segment analysis
Revenue	3,190	2,747	2,782
Europe
Segment analysis
Revenue	2,275	2,134	2,010
Europe | Europe
Segment analysis
Revenue	2,275	2,134	2,010
North America
Segment analysis
Revenue	2,714	2,298	2,318
North America | Europe
Segment analysis
Revenue	7	3	7
North America | Americas
Segment analysis
Revenue	2,707	2,295	2,311
Rest of the world
Segment analysis
Revenue	508	476	484
Rest of the world | Europe
Segment analysis
Revenue	25	24	13
Rest of the world | Americas
Segment analysis
Revenue	483	452	471
Over time
Segment analysis
Revenue	4,367	3,876	3,831
Point in time
Segment analysis
Revenue	$ 1,130	$ 1,032	$ 981